UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	5/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Connecticut
Municipal Money Market Fund, Inc.

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Connecticut Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, we recently have seen signs of potential improve-ment.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The Fed has aggressively reduced the overnight rate by 250 basis points — to 2% as of this reporting period — which has resulted in lower yields for virtually all true money market instruments. In addition, volatility in the stock and bond markets also has allowed the money markets to maintain record levels of demand, since money market funds are obligated under strict regulations to seek preservation of capital as their main function.Your financial advisor can help you assess current risks and your need for liquidity and take advantage of potential opportunities in other asset classes given your individual needs and financial goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through May 31, 2008, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2008, Dreyfus Connecticut Municipal Money Market Fund produced an annualized yield of 2.20% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 2.23% .1

Yields of tax-exempt money market instruments declined along with short-term interest rates as the Federal Reserve Board (the “Fed”) attempted to stimulate economic growth and address a credit crisis. Supply-and-demand factors also influenced tax-exempt money market yields.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In managing the fund,we normally employ two primary strategies.First, we attempt to add value by constructing a portfolio of high-quality municipal money market instruments that provide income exempt from federal and Connecticut state personal income taxes. Second, we actively manage the fund’s weighted average maturity based on our anticipation of interest-rate trends and supply-and-demand changes in Connecticut’s short-term municipal marketplace while anticipating the liquidity needs of the fund.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

For example, if we expect an increase in short-term supply, we may reduce the fund’s weighted average maturity, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain prevailing yields for as long as we deem appropriate. At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand considerations.

Economic and Credit Woes Dampened Investor Sentiment

Economic conditions deteriorated over the reporting period as U.S. housing markets struggled and food and energy costs soared. Moreover, a credit crisis in the sub-prime mortgage market spread to other asset classes, and investors flocked to the relative safety of U.S. Treasury securities and money market funds, sparking price dislocations in longer-term fixed-income markets.

By the start of the reporting period, the Fed already had attempted to address these issues by implementing two cuts in the federal funds rate, which drove the overnight rate from 5.25% to 4.50% . However, news of massive sub-prime related losses by major financial institutions led to renewed market turbulence, and the Fed responded with another rate cut in December.

Additional evidence of economic weakness accumulated in 2008, including the first monthly job losses in more than four years.The Fed took aggressive action in late January, easing the federal funds rate by 125 basis points in two moves. Additional reductions in March and April left the federal funds rate at 2% by the reporting period’s end.

Assets Flowed into Tax-Exempt Money Market Funds

Although tax-exempt money market yields declined along with short-term interest rates, a record level of assets flowed into municipal money market funds from risk-averse investors. Early in the reporting period, rising demand was met with ample supply of short-term variable-rate demand notes and tender option bonds, driving tax-exempt money market yields higher, at times, than yields of longer-dated municipal notes. However, unrelenting investor demand later began to overwhelm supply, putting downward pressure on short-term yields.

Meanwhile, after achieving a surplus in 2007, Connecticut is projected to incur a modest budget deficit in 2008 due to lower-than-forecast tax revenues. Still, as one of the wealthiest states in the country, Connecticut’s credit outlook remains stable.

Maintaining a Conservative Investment Posture

We generally have maintained a cautious investment approach, as always, investing exclusively in instruments approved after extensive research by our credit analysts. In addition, we set the fund’s weighted average maturity in a range that was modestly longer than industry averages in an effort to capture higher yields while interest rates fell, and we staggered the maturities of the fund’s holdings to cushion market volatility and guard against unexpected changes in interest rates.

Although the U.S. economy has remained weak, we believe that the Fed is likely to refrain from further rate cuts for a while due to mounting inflationary pressures. Therefore, we currently intend to maintain the fund’s conservative credit posture. In addition, we intend to maintain the fund’s laddered strategy and longer weighted average maturity until we see evidence that the Fed is ready to alter monetary policy one way or the other.

June 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Connecticut Municipal Money Market Fund, Inc. from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 3.07
Ending value (after expenses)	$1,011.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 3.08
Ending value (after expenses)	$1,021.95

† Expenses are equal to the fund’s annualized expense ratio of .61%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2008 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—102.1%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut—97.1%
ABN AMRO Munitops Certificates
Trust (Connecticut Health and
Educational Facilities Authority,
Revenue (Trinity College Issue))
(Insured; MBIA, Inc. and Liquidity
Facility; Bank of America)	2.62	6/7/08	5,000,000 [a,b]	5,000,000
Beacon Falls,
GO Notes, BAN	4.00	7/25/08	3,000,000	3,001,105
Connecticut,
GO Notes	5.00	6/15/08	130,000	130,057
Connecticut,
GO Notes	3.00	10/15/08	100,000	100,017
Connecticut,
GO Notes	3.50	12/1/08	100,000	100,740
Connecticut,
GO Notes	3.90	12/15/08	150,000	151,311
Connecticut,
GO Notes	5.00	12/15/08	300,000	304,908
Connecticut,
GO Notes (Liquidity Facility;
Bayerische Landesbank)	1.45	6/7/08	2,440,000 [a]	2,440,000
Connecticut,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.63	6/7/08	12,700,000 [a]	12,700,000
Connecticut,
GO Notes (Liquidity Facility;
Merrill Lynch Capital Services)	1.62	6/7/08	5,495,000 [a,b]	5,495,000
Connecticut,
GO Notes (Liquidity Facility;
Merrill Lynch Capital Services)	1.62	6/7/08	7,850,000 [a,b]	7,850,000
Connecticut,
GO Notes, Refunding	4.00	6/1/08	2,285,000	2,285,000
Connecticut,
GO Notes, Refunding	5.00	11/15/08	4,495,000	4,525,842
Connecticut,
GO Notes, Refunding	5.00	11/15/08	1,250,000	1,266,750
Connecticut,
GO Notes, Refunding	3.00	12/1/08	200,000	200,587
Connecticut,
GO Notes, Refunding	5.25	12/15/08	1,925,000	1,958,812

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut,
GO Notes, Refunding
(Insured; FSA)	5.00	8/1/08	500,000	502,468
Connecticut,
Second Lien Special Tax
Obligation (Transportation
Infrastructure Purposes)
(Insured; FSA and Liquidity
Facility; Bank of America)	1.50	6/7/08	900,000 [a]	900,000
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.38	9/1/08	340,000	342,627
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	6.10	9/1/08	1,000,000	1,007,890
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	4.75	9/1/08	250,000	251,572
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	9/1/08	1,225,000	1,236,859
Connecticut,
Special Tax Obligation,
Refunding (Transportation
Infrastructure Purposes)
(Insured; FSA)	5.00	10/1/08	2,000,000	2,010,382
Connecticut,
State Revolving Fund General
Revenue, Refunding	3.75	7/1/08	300,000	300,424
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD
Banknorth, N.A.)	1.65	6/7/08	8,335,000 [a]	8,335,000
Connecticut Development Authority,
IDR (Imperial Electric
Assembly Project) (LOC;
Wachovia Bank)	1.72	6/7/08	1,110,000 [a]	1,110,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)	1.87	6/7/08	4,995,000 [a]	4,995,000
Connecticut Development Authority,
Industrial Revenue (Gerber
Scientific Inc. Issue) (LOC;
Royal Bank of Scotland)	1.62	6/7/08	1,285,000 [a]	1,285,000
Connecticut Development Authority,
Water Facilities Revenue,
Refunding (Connecticut Water
Company Project) (LOC;
Citizens Bank of Rhode Island)	1.62	6/7/08	500,000 [a]	500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Avon Old Farms School Issue)
(LOC; Bank of America)	1.45	6/7/08	540,000 [a]	540,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Bradley Health Care Issue)
(LOC; Bank of America)	1.51	6/7/08	1,580,000 [a]	1,580,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Charlotte Hungerford Hospital
Issue) (LOC; Bank of America)	1.50	6/7/08	645,000 [a]	645,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Choate Rosemary Hall Issue)
(LOC; JPMorgan Chase Bank)	1.30	6/7/08	6,000,000 [a]	6,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.25	7/1/08	260,000	260,516
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health Network
Issue) (LOC; Comerica Bank)	1.64	6/7/08	4,360,000 [a]	4,360,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Hospital Issue)
(LOC; Bank of America)	1.45	6/7/08	1,000,000 [a]	1,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue) (LOC;
Wachovia Bank)	1.58	6/7/08	11,500,000 [a]	11,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford Hospital Issue)
(LOC; Bank of America)	1.45	6/7/08	270,000 [a]	270,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Kent School Issue) (Insured;
MBIA, Inc. and Liquidity Facility;
Bank of America)	2.10	6/7/08	5,100,000 [a]	5,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial Hospital
Issue) (LOC; JPMorgan Chase Bank)	1.45	6/7/08	3,625,000 [a]	3,625,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Mansfield Center for Nursing
and Rehabilitation Issue)
(LOC; Bank of America)	1.50	6/7/08	1,200,000 [a]	1,200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Middlesex Hospital Issue)
(LOC; Wachovia Bank)	1.60	6/7/08	350,000 [a]	350,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Putters Program) (Salisbury
School Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	1.67	6/7/08	5,075,000 [a,b]	5,075,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac College Issue)	4.50	7/1/08	130,000 [c]	131,537
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac College Issue)	4.75	7/1/08	250,000 [c]	252,984
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac College Issue)
(Insured; MBIA, Inc.)	4.00	7/1/08	975,000	976,613

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University
Issue) (LOC; Bank of America)	1.58	6/7/08	2,200,000 [a]	2,200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Saint Francis Hospital and
Medical Center Issue) (LOC;
Morgan Stanley Bank)	1.79	6/7/08	15,000,000 [a,b]	15,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)
(Insured; MBIA, Inc.)	5.30	7/1/08	100,000	100,138
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)
(Insured; MBIA, Inc. and
Liquidity Facility;
JPMorgan Chase Bank)	2.40	6/7/08	5,510,000 [a]	5,510,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wachovia Bank)	1.60	6/7/08	5,655,000 [a]	5,655,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Marvelwood School Issue)
(LOC; Wachovia Bank)	1.62	6/7/08	500,000 [a]	500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wachovia Bank)	1.62	6/7/08	2,225,000 [a]	2,225,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport
Issue) (LOC; Bank of
Nova Scotia)	1.62	6/7/08	6,000,000 [a]	6,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven
Issue) (LOC; Wachovia Bank)	1.57	6/7/08	900,000 [a]	900,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven
Issue) (LOC; Wachovia Bank)	1.60	6/7/08	200,000 [a]	200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)
(Liquidity Facility;
Bank of America)	1.65	6/1/08	7,700,000 [a]	7,700,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	1.45	6/7/08	3,805,000 [a]	3,805,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	1.62	6/7/08	4,060,000 [a]	4,060,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	1.60	6/1/08	1,100,000 [a]	1,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	1.60	6/1/08	1,000,000 [a]	1,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Goldman
Sachs Group Inc.)	1.63	6/7/08	1,500,000 [a,b]	1,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue) (Liquidity
Facility; Wells Fargo Bank)	1.63	6/7/08	7,300,000 [a,b]	7,300,000
Connecticut Housing Finance
Authority, Housing Revenue
(CIL Realty Inc. Issue) (LOC;
HSBC Bank USA)	1.50	6/7/08	2,300,000 [a]	2,300,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; Citibank NA)	1.67	6/7/08	5,085,000 [a,b]	5,085,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; FHLMC)	1.83	6/7/08	7,853,000 [a]	7,853,000
Derby,
GO Notes, BAN	3.50	9/5/08	2,000,000	2,001,273
East Haven,
GO Notes, BAN	4.00	8/21/08	2,425,000	2,426,916
Fairfield,
GO Notes, BAN	4.25	7/25/08	1,265,000	1,267,649
Hartford Redevelopment Agency,
MFHR, Refunding (Underwood
Towers Project) (Insured; FSA and
Liquidity Facility; Societe Generale)	1.45	6/7/08	1,200,000 [a]	1,200,000
Killingly,
GO Notes, Refunding	3.25	9/15/08	480,000	481,738
New Britain,
BAN	4.00	3/31/09	4,250,000	4,319,340
Northeast Tax Exempt Bond
Grantor Trust, Revenue
(LOC; Bank of America)	1.81	6/7/08	3,328,000 [a,b]	3,328,000
Plainfield,
GO Notes, BAN	4.00	7/8/08	2,010,000	2,010,611
Regional School District Number
Nineteen, GO Notes, Refunding
(Insured; FSA)	4.00	6/15/08	150,000	150,015
Scotland,
GO Notes, BAN	2.50	5/19/09	1,775,000	1,784,205
Seymour,
GO Notes, BAN	4.25	8/14/08	1,000,000	1,001,111
Shelton,
GO Notes	5.00	10/1/08	500,000	504,995
Shelton,
GO Notes	3.75	10/15/08	490,000	490,584
Shelton,
GO Notes, Refunding	4.75	11/15/08	400,000	405,292
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wachovia Bank)	1.67	6/7/08	2,960,000 [a]	2,960,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Stamford,
GO Notes	3.00	9/1/08	755,000	757,202
Stamford,
GO Notes	6.60	1/15/09	725,000	741,482
Stamford,
GO Notes	3.13	6/1/09	3,200,000	3,241,472
Stamford,
GO Notes, BAN	4.50	6/4/08	2,400,000	2,400,181
Stratford,
GO Notes, BAN	3.50	12/18/08	4,245,000	4,258,505
Thompson,
GO Notes, BAN	3.60	12/11/08	1,100,000	1,101,738
Trumbull,
GO Notes	5.00	9/15/08	205,000	206,610
Trumbull,
GO Notes, BAN	4.00	9/10/08	1,000,000	1,000,930
Trumbull,
GO Notes, Refunding	3.25	6/1/08	200,000	200,000
U.S. Related—5.0%
BB&T Municipal Trust
(Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue) (Liquidity Facility;
Branch Banking and Trust Co.)	1.65	6/7/08	2,100,000 [a,b]	2,100,000
Puerto Rico Commomwealth,
Public Improvement, Refunding
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.25	6/1/08	6,800,000 [a]	6,800,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.25	6/1/08	1,500,000 [a]	1,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Higher Educational
Revenue (Ana G. Mendez
University System Project)
(LOC; Banco Santander)	1.71	6/7/08	1,600,000 [a]	1,600,000

Total Investments (cost $243,386,988)			102.1%	243,386,988

Liabilities, Less Cash and Receivables			(2.1%)	(5,097,128)

Net Assets			100.0%	238,289,860

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $57,733,000 or 24.2% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	84.0
AAA,AA,A [d]		Aaa,Aa,A [d]		AAA,AA,A [d]	10.5
Not Rated [e]		Not Rated [e]		Not Rated [e]	5.5
					100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	243,386,988	243,386,988
Interest receivable		1,358,290
Prepaid expenses		14,915
		244,760,193

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		94,781
Cash overdraft due to Custodian		1,081,851
Payable for investment securities purchased		5,245,880
Payable for shares of Common Stock redeemed		9,005
Accrued expenses		38,816
		6,470,333

Net Assets ($)		238,289,860

Composition of Net Assets ($):
Paid-in capital		238,288,802
Accumulated net realized gain (loss) on investments		1,058

Net Assets ($)		238,289,860

Shares Outstanding
(1 billion shares of $.001 par value Common Stock authorized)		238,300,245
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	2,932,445
Expenses:
Management fee—Note 2(a)	522,971
Shareholder servicing costs—Note 2(b)	53,339
Professional fees	32,311
Registration fees	10,412
Custodian fees—Note 2(b)	10,183
Directors’ fees and expenses—Note 2(c)	8,794
Prospectus and shareholders’ reports	6,523
Miscellaneous	17,429
Total Expenses	661,962
Less—reduction in management fee
due to undertaking—Note 2(a)	(1,821)
Less—reduction in fees due to
earnings credits—Note 1(b)	(18,010)
Net Expenses	642,131
Investment Income—Net	2,290,314

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,058
Net Increase in Net Assets Resulting from Operations	2,291,372

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

Operations ($):
Investment income—net	2,290,314	4,698,789
Net realized gain (loss) on investments	1,058	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,291,372	4,698,789

Dividends to Shareholders from ($):
Investment income—net	(2,290,314)	(4,698,789)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	267,801,271	308,948,306
Dividends reinvested	2,252,202	4,606,089
Cost of shares redeemed	(217,490,955)	(265,600,186)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	52,562,518	47,954,209
Total Increase (Decrease) in Net Assets	52,563,576	47,954,209

Net Assets ($):
Beginning of Period	185,726,284	137,772,075
End of Period	238,289,860	185,726,284

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

				Two Months
Six Months Ended		Year Ended		Ended
May 31, 2008		November 30,		November 30,	Year Ended September 30,

	(Unaudited)	2007	2006	2005[a]	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.030	.027	.003	.014	.005	.006
Distributions:
Dividends from
investment income—net	(.011)	(.030)	(.027)	(.003)	(.014)	(.005)	(.006)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.21[b]	3.05	2.73	2.09[b]	1.44	.47	.57

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.63[b]	.66	.68	.72[b]	.67	.64	.65
Ratio of net expenses
to average net assets	.61[b]	.64	.65	.65[b]	.65	.63	.64
Ratio of net investment
income to average
net assets	2.19[b]	3.01	2.70	2.09[b]	1.44	.47	.58

Net Assets, end of period
($ x 1,000)	238,290	185,726	137,772	149,417	156,172	146,056	160,715

[a]	The fund has changed its fiscal year end from September 30 to November 30.
[b]	Annualized.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies

Dreyfus Connecticut Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	243,386,988
Level 3—Significant Unobservable Inputs	0
Total	243,386,988

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2007 were all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from December 1, 2007 through May 31, 2008 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $1,821 during the period ended May 31, 2008.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2008, the fund was charged $31,827 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $13,645 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $1,097 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was charged $10,183 pursuant to the custody agreement.

During the period ended May 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $88,082 chief compliance officer fees $2,350 and transfer agency per account fees $4,349.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Fund 27

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

2

independent business judgment and would act in the interests of the Registrant and its shareholders Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2008

4

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

5